Consolidated Statement of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of cash flows [abstract]
Net income for the year	R$ 1,046,613	R$ 794,356	R$ 426,058
Expected credit losses	(1,700,492)	(1,133,711)	(788,054)
Depreciation and amortization	201,868	164,842	134,858
Provision for contingencies	192,360	233,697	138,448
Income tax expenses	290,208	246,655	155,577
Interest expense on leases	32,313	33,388	22,278
Loss on disposal of property and equipment and intangible assets	2,058	1,885	3,648
Interest expense on loans and borrowings	67,481	44,385
Net changes in operating assets and liabilities
(Increase) / decrease in financial assets measured at FVTOCI	14,394	25,450	13,155
(Increase) / decrease in financial assets measured at FVTPL	(2,154,962)	704,457	(963,392)
(Increase) / decrease in financial assets measured at amortized cost	(14,309,750)	(7,756,931)	(4,849,968)
(Increase) / decrease in other assets	(388,077)	(431,407)	(152,217)
Increase in customer demand deposits	25,593	113,549	3,931
Increase) / decrease in other liabilities	82,474	158,344	49,504
Increase in debt issued and other borrowed	3,488,502	539,421	60,186
(Increase) / decrease in obligations related to credit assignments	5,937,722	2,083,847	512,651
Decrease in provisions for contingencies	(183,940)	(164,013)	(70,460)
Increase in customer time deposits	4,248,148	3,287,211	4,886,457
(Increase) / decrease in interbank market funds	2,914,543	2,342,292	552,834
(Increase) / decrease in derivative instruments	264,102	(410,795)	24,303
Income tax and social contribution paid	(480,781)	(389,883)	(193,114)
Net cash flows from (used in) operating activities	(409,623)	487,039	(33,317)
Investment activities
Purchase of property and equipment	(52,509)	(26,910)	(9,167)
Purchase of intangible assets	(109,877)	(80,889)	(71,177)
Proceeds from Consórcio divestiture			2,349
Net cash used in investing activities	(162,386)	(107,799)	(77,995)
Financing Activities
Sale of non-controlling interest		400,000
Increase in borrowings	353,904	437,780
Payment of borrowings	(247,929)	(5)	(2)
Payment of principal portion of lease liabilities	(86,097)	(75,870)	(69,752)
Payment of usufruct dividends		(179,794)
Transaction cost on sale of non-controlling interest		(9,329)
Net cash flows from (used in) financing activities	19,878	572,782	(69,754)
Increase (decrease) in cash and cash equivalents	(552,131)	952,022	(181,066)
Cash and cash equivalents at beginning of period	1,405,410	453,388	634,454
Cash and cash equivalents at end of period	853,279	1,405,410	453,388
Increase (decrease) in cash and cash equivalents	R$ (552,131)	R$ 952,022	R$ (181,066)